Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company.  The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash.  The balance due on the line of credit as of September 30, 2013 and June 30, 2013 was $163,829 and $163,829, respectively, plus accrued interest of $6,795 and $3,341, respectively.    The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at September 30, 2013), plus 5%.   The interest rate at September 30, 2013 was 8.25%.  The line of credit matured on August 31, 2012 and the Company has no further obligations to fund the credit line.  A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012.  The line of credit is secured by one million shares of the related party’s common stock.  As of September 30, 2013, there was no allowance for note loss recorded on the receivable.

During the three months ended September 30, 2013, the Company incurred consulting expenses of $81,274 and professional expenses of $25,500, for services performed by related parties of the Company and included in the statements of operations.  As of September 30, 2013 and June 30, 2013, $953,701 and $807,001, respectively, of related party expenses are recorded in accounts payable and accrued expenses – related party.

During the three months ended September 30, 2012, the Company incurred consulting expenses of $92,651 and professional expenses of $48,000, for services performed by related parties of the Company and included in the statements of operations.

As of September 30, 2013 and June 30, 2013, the due from related party was $60,919 and $183,346, respectively, for expenses paid on behalf of related parties.  As of September 30, 2013, $34,072 of the due from related party balance is amounts due from a company owned by the Chairman of the Board on a non-interest bearing basis.   On November 8, 2013, the Board of Directors ratified the amount lent to the company owned by the Chairman of the Board with a repayment term of six months.

Note 6 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. The balance due on the line of credit as of June 30, 2013 and 2012 was $163,829 and $832,454, respectively, plus accrued interest of $3,341 and $31,547, respectively. The Company was obligated to fund the unused amount under the line of credit through maturity of the line of credit. The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%. The interest rate at June 30, 2013 was 8.25%. The line of credit is for a period of one year and matured on August 31, 2012. A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012. The line of credit is secured by one million shares of the related party’s common stock. As of June 30, 2013, there was no allowance for note loss recorded on the receivable.

During the year ended June 30, 2013, the Company incurred consulting expenses of $598,995 and professional expenses of $135,000, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2013, $807,001 of related party expenses are recorded in accounts payable and accrued expenses – related party.

During the six month period ended June 30, 2012, the Company incurred consulting expenses of $55,000 for services performed by related parties of the Company and included in the statements of operations. During the six month period ended June 30, 2012, the Executive Chairman released the Company from its obligation to pay its consulting obligations in the amount of $117,500. Accordingly, accrued expenses and consulting fees were reduced. During the six month period ended June 30, 2012, the Company also incurred $35,000 of financing fees with a related party which are recorded in deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

During the year ended December 31, 2011, the Company incurred consulting expenses of $155,000 for services performed by related parties of the Company and is included in the statements of operations. As of December 31, 2011, $145,200 of related party expenses are recorded in accrued expenses. The Company also incurred $75,000 of financing fees with a related party which are recorded as deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

As of June 30, 2013, the due from related party was $183,346 for expenses paid on behalf of related parties.